Amana Equity Income ETF

Schedule of Investments	As of August 31, 2026 (Unaudited)

Common Stocks- 94.4%	Number of Shares	Cost	Market Value	Percentage of Net Assets
Consumer Discretionary
Apparel, Footwear & Acc Design
NIKE Inc Class B	1,269	$51,459	$49,567	1.0%
Home Products Stores
Ferguson Enterprises Inc	494	118,108	110,908	2.2%
Home Depot Inc	222	76,188	72,778	1.5%
		194,296	183,686	3.7%
		245,755	233,253	4.7%
Consumer Staples
Consumer Healthcare Products
Kenvue Inc	3,382	64,295	63,852	1.3%
Packaged Food
Danone SA	873	69,811	65,182	1.3%
Personal Care Products
Colgate-Palmolive Co	1,091	99,941	97,994	2.0%
Kimberly-Clark Corp	608	66,056	65,634	1.3%
Unilever PLC ADR	1,920	117,183	124,512	2.5%
		283,180	288,140	5.8%
		417,286	417,174	8.4%
Health Care
Large Pharma
AbbVie Inc	488	123,227	125,133	2.5%
Eli Lilly & Co	431	512,329	498,550	10.1%
Johnson & Johnson	555	143,431	147,547	3.0%
Merck & Co Inc	380	49,462	56,149	1.1%
Novartis AG ADR	608	94,909	92,452	1.9%
		923,358	919,831	18.6%
Medical Devices
Abbott Laboratories	741	71,721	81,777	1.7%
		995,079	1,001,608	20.3%
Industrials
Comml & Res Bldg Equip & Sys
Johnson Controls International PLC	1,121	163,239	154,967	3.2%
Construction & Mining Machinery
Komatsu Ltd	2,200	89,889	102,433	2.1%
Courier Services
United Parcel Service Inc Class B	718	77,208	74,837	1.5%
Diversified Industrials
Illinois Tool Works Inc	589	162,090	162,193	3.3%
Electrical Power Equipment
Schneider Electric SE	375	122,743	128,322	2.6%
Industrial Automation Controls
Rockwell Automation Inc	608	286,607	258,053	5.2%
Industrial Wholesale & Rental
W.W. Grainger Inc	171	229,630	223,923	4.5%
Rail Freight
Canadian National Railway Co	874	106,340	109,032	2.2%
		1,237,746	1,213,760	24.6%

Continued on next page.

The accompanying notes are an integral part of these schedule of investments.	Part F August 31, 2026

Amana Equity Income ETF

Schedule of Investments	As of August 31, 2026 (Unaudited)

Common Stocks- 94.4%	Number of Shares	Cost	Market Value	Percentage of Net Assets
Materials
Basic & Diversified Chemicals
Air Products and Chemicals Inc	308	$91,698	$95,314	1.9%
Linde PLC	266	135,445	130,228	2.6%
		227,143	225,542	4.5%
Building Materials
CRH PLC	1,038	106,531	97,873	2.0%
		333,674	323,415	6.5%
Technology
Communications Equipment
Cisco Systems Inc	1,710	201,099	188,938	3.8%
Consumer Electronics
Nintendo Co Ltd	1,700	76,977	96,243	2.0%
Infrastructure Software
Microsoft Corp	666	272,271	337,855	6.8%
Semiconductor Devices
Broadcom Inc	608	234,656	225,167	4.6%
Texas Instruments Inc	494	143,879	128,889	2.6%
		378,535	354,056	7.2%
Semiconductor Mfg
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,203	533,922	499,630	10.1%
		1,462,804	1,476,722	29.9%

Total investments		$4,692,344	$4,665,932	94.4%
Other assets (net of liabilities)			278,406	5.6%
Total net assets			$4,944,338	100.0%

ADR:	American Depository Receipt
PLC:	Public Limited Company

August 31, 2026 Part F	The accompanying notes are an integral part of these schedule of investments.

Amana Growth ETF

Schedule of Investments	As of August 31, 2026 (Unaudited)

Common Stocks- 95.8%	Number of Shares	Cost	Market Value	Percentage of Net Assets
Communications
Internet Media & Services
Alphabet Inc Class A	1,386	$490,758	$470,339	6.9%
Consumer Discretionary
Automotive Retailers
AutoZone Inc[1]	32	96,545	95,720	1.4%
Home Products Stores
Lowe's Cos Inc	459	100,420	93,957	1.4%
Specialty Apparel Stores
TJX Cos Inc	1,161	181,898	155,469	2.3%
		378,863	345,146	5.1%
Consumer Staples
Home Products
Church & Dwight Co Inc	1,404	139,607	140,091	2.0%
Health Care
Large Pharma
AbbVie Inc	805	199,436	206,418	3.0%
Eli Lilly & Co	270	317,896	312,317	4.6%
		517,332	518,735	7.6%
Medical Devices
Stryker Corp	567	184,550	183,595	2.7%
Specialty & Generic Pharma
Sandoz Group AG	783	67,926	65,790	0.9%
		769,808	768,120	11.2%
Industrials
Comml & Res Bldg Equip & Sys
Johnson Controls International PLC	1,404	205,849	194,089	2.9%
Trane Technologies PLC	405	196,315	179,982	2.6%
		402,164	374,071	5.5%
Electrical Components
Prysmian SpA	971	149,706	135,570	2.0%
Electrical Power Equipment
Schneider Electric SE	405	132,288	138,588	2.0%
Industrial Wholesale & Rental
United Rentals Inc	66	68,508	68,508	1.0%
Metalworking Machinery
Lincoln Electric Holdings Inc	378	101,684	106,305	1.5%
Waste Management
Waste Management Inc	621	141,402	135,949	2.0%
		995,752	958,991	14.0%
Materials
Building Materials
CRH PLC	1,440	142,423	135,778	2.0%
Technology
Communications Equipment
Apple Inc	1,728	527,523	547,517	8.0%
Cisco Systems Inc	1,161	136,680	128,279	1.9%
Fujikura Ltd	4,200	134,127	144,706	2.1%
		798,330	820,502	12.0%
Infrastructure Software
Microsoft Corp	810	338,829	410,905	6.0%

Continued on next page.

The accompanying notes are an integral part of these schedule of investments.	Part F August 31, 2026

Amana Growth ETF

Schedule of Investments	As of August 31, 2026 (Unaudited)

Common Stocks- 95.8%	Number of Shares	Cost	Market Value	Percentage of Net Assets
Technology
Infrastructure Software
Oracle Corp	729	$106,223	$108,709	1.6%
ServiceNow Inc[1]	1,755	186,922	259,722	3.8%
		631,974	779,336	11.4%
Semiconductor Devices
Advanced Micro Devices Inc[1]	486	254,165	228,770	3.4%
Broadcom Inc	1,134	446,337	419,965	6.1%
NVIDIA Corp	2,187	449,222	482,846	7.1%
		1,149,724	1,131,581	16.6%
Semiconductor Mfg
Applied Materials Inc	296	135,686	135,683	2.0%
ASML Holding NV	243	433,761	412,130	6.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,080	467,612	448,546	6.6%
		1,037,059	996,359	14.6%
		3,617,087	3,727,778	54.6%

Total investments		$6,534,298	$6,546,243	95.8%
Other assets (net of liabilities)			284,347	4.2%
Total net assets			$6,830,590	100.0%

1	Non-income producing

ADR:	American Depository Receipt
PLC:	Public Limited Company

August 31, 2026 Part F	The accompanying notes are an integral part of these schedule of investments.

Amana Developing World ETF

Schedule of Investments	As of August 31, 2026 (Unaudited)

Common Stocks- 92.4%	Number of Shares	Cost	Market Value	Country[1]	Percentage of Net Assets
Communications
Wireless Telecommunications
Telkom Indonesia Persero Tbk PT ADR	3,634	$51,412	$52,984	Indonesia	0.9%
Wireline Telecommunications
Saudi Telecom Co	15,313	178,348	182,389	Saudi Arabia	3.2%
		229,760	235,373		4.1%
Consumer Staples
Food & Drug Stores
BIM Birlesik Magazalar AS	25,342	206,309	212,934	Turkey	3.7%
Clicks Group Ltd	9,035	121,334	111,368	South Africa	1.9%
		327,643	324,302		5.6%
Personal Care Products
Kimberly-Clark de Mexico SAB de CV Class A	82,840	186,942	194,373	Mexico	3.4%
Unilever PLC ADR	2,780	170,893	180,283	United Kingdom	3.1%
		357,835	374,656		6.5%
		685,478	698,958		12.1%
Financials
Banks
Alinma Bank	23,857	156,473	163,427	Saudi Arabia	2.8%
Bank Islam Malaysia Bhd	32,300	16,780	16,848	Malaysia	0.3%
		173,253	180,275		3.1%
Islamic Insurance
Syarikat Takaful Malaysia Keluarga Bhd	32,300	25,546	25,432	Malaysia	0.5%
		198,799	205,707		3.6%
Health Care
Biotech
Samsung Biologics Co Ltd[2]	120	117,510	133,100	South Korea	2.3%
Health Care Facilities
Bangkok Dusit Medical Services NVDR	217,000	126,215	128,263	Thailand	2.2%
IHH Healthcare Bhd	54,300	112,386	111,270	Malaysia	2.0%
KPJ Healthcare Bhd	119,600	94,081	80,209	Malaysia	1.4%
		332,682	319,742		5.6%
		450,192	452,842		7.9%
Industrials
Other Machinery & Equipment
WEG SA	22,939	210,260	222,017	Brazil	3.8%
Rubber & Plastic
Hartalega Holdings Bhd	69,700	17,024	16,879	Malaysia	0.3%
		227,284	238,896		4.1%
Materials
Base Metals
Antofagasta PLC	4,983	257,607	272,712	United Kingdom	4.8%
Southern Copper Corp	116	21,465	24,229	United States	0.4%
		279,072	296,941		5.2%
Iron
Rio Tinto PLC ADR	2,162	207,572	221,605	United Kingdom	3.8%
Precious Metals
Barrick Mining Corp	5,888	228,989	263,959	Canada	4.6%
Specialty Chemicals
Sociedad Quimica y Minera de Chile SA ADR	3,013	224,228	238,057	Chile	4.1%
		939,861	1,020,562		17.7%

Continued on next page.

The accompanying notes are an integral part of these schedule of investments.	Part F August 31, 2026

Amana Developing World ETF

Schedule of Investments	As of August 31, 2026 (Unaudited)

Common Stocks- 92.4%	Number of Shares	Cost	Market Value	Country[1]	Percentage of Net Assets
Technology
Communications Equipment
Samsung Electronics Co Ltd	2,407	$460,236	$457,270	South Korea	7.9%
Sercomm Corp	42,000	106,262	102,213	Taiwan	1.8%
		566,498	559,483		9.7%
Computer Hardware & Storage
Advantech Co Ltd	17,000	315,296	362,808	Taiwan	6.3%
Electronics Components
Delta Electronics Inc	5,000	283,593	290,020	Taiwan	5.0%
EMS/ODM
Jabil Inc	782	272,918	238,713	United States	4.1%
IT Services
Infosys Ltd ADR	6,831	75,628	82,382	India	1.4%
Semiconductor Devices
Monolithic Power Systems Inc	138	187,164	174,952	United States	3.0%
QUALCOMM Inc	1,035	186,595	176,447	United States	3.1%
		373,759	351,399		6.1%
Semiconductor Mfg
ASML Holding NV	136	249,029	230,658	Netherlands	4.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	666	295,864	276,603	Taiwan	4.8%
		544,893	507,261		8.8%
		2,432,585	2,392,066		41.4%
Utilities
Electric Transmission & Dist
Manila Electric Co	12,040	110,673	88,959	Philippines	1.5%
Total investments		$5,274,632	$5,333,363		92.4%
Other assets (net of liabilities)			439,387		7.6%
Total net assets			$5,772,750		100.0%

1	Denotes a country or region of primary exposure
2	Non-income producing

ADR:	American Depository Receipt
NVDR:	Non Voting Depository Receipt
PLC:	Public Limited Company

August 31, 2026 Part F	The accompanying notes are an integral part of these schedule of investments.

Amana ETFs

NOTES TO SCHEDULE OF INVESTMENTS

August 31, 2026 (Unaudited)

Note 1 – Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

Note 2 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Amana ETFs

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2026 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2026, in valuing the Funds’ assets carried at fair value:

Equity Income ETF	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$4,665,932	$-	$-	$4,665,932
Total Investments	$4,665,932	$-	$-	$4,665,932

Growth ETF	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$6,546,243	$-	$-	$6,546,243
Total Investments	$6,546,243	$-	$-	$6,546,243

Developing World ETF	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$5,333,363	$-	$-	$5,333,363
Total Investments	$5,333,363	$-	$-	$5,333,363

*See the Schedule of Investments for additional details.

** The Fund did not hold any Level 2 or 3 securities at period end.